Note Payable (Tables)	12 Months Ended
Dec. 31, 2021
Note Payable [Abstract]
Schedule of interest expense
	December 31, 2021	December 31, 2020
Principal amount	$—	$18,900
Less: current portion	—	(14,654)
Note payable - long term portion	$—	$4,246